Shareholder Report, Line Graph (Details) - USD ($)					5 Months Ended	6 Months Ended	12 Months Ended		14 Months Ended		24 Months Ended	26 Months Ended		36 Months Ended	38 Months Ended		48 Months Ended	50 Months Ended		60 Months Ended		62 Months Ended		72 Months Ended	74 Months Ended		84 Months Ended	86 Months Ended		96 Months Ended	98 Months Ended		108 Months Ended	110 Months Ended		120 Months Ended
	Feb. 10, 2025	May 02, 2016	Apr. 25, 2016	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000025780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				$ 10,000			$ 9,361				$ 11,122			$ 13,857			$ 14,473				$ 17,142			$ 24,153			$ 17,132			$ 21,578			$ 27,880			$ 32,198
C000025781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,338				11,066			13,754			14,329				16,930			23,794			16,835			21,151			27,260			31,404
C000025784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,713				11,383			12,575			13,569				15,221			20,628			17,885			19,661			20,887			23,396
C000168875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service 2 Class Shares
Accumulated Value			$ 10,000						$ 11,713				$ 12,895			$ 13,870		$ 15,503				$ 20,938				$ 18,092		$ 19,819				$ 20,981			$ 23,419
C000025785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,688				11,326			12,481			13,434				15,031			20,321			17,574			19,272			20,422			22,818
C000025788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,328				10,762			11,478			12,735				11,800			15,680			15,550			16,936			19,766			22,702
C000025789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,304				10,709			11,392			12,609				11,654			15,447			15,280			16,601			19,326			22,141
C000025790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,751				11,793			15,024			16,804				20,465			28,216			21,150			26,959			37,135			43,990
C000025791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,727				11,734			14,911			16,636				20,210			27,796			20,784			26,425			36,309			42,905
C000025794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,674				11,174			12,736			12,687				11,878			17,437			13,690			15,367			16,612			17,683
C000025795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,650				11,118			12,641			12,561				11,730			17,177			13,452			15,063			16,242			17,247
C000025802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,184				11,821			13,714			14,494				15,224			21,337			18,549			21,553			27,372			30,600
C000025803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,159				11,762			13,611			14,350				15,035			21,019			18,227			21,126			26,763			29,844
C000025804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,206				11,127			11,743			12,221				12,030			15,367			14,732			15,494			16,829			18,474
C000025805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,181				11,071			11,655			12,099				11,880			15,138			14,476			15,188			16,455			18,018
C000025806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,149				10,776			11,212			11,598				11,410			12,519			12,028			13,257			14,563			15,541
C000025807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,123				10,722			11,127			11,481				11,265			12,329			11,815			12,990			14,234			15,151
C000025808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,991				10,853			11,324			11,791				12,393			14,200			12,605			13,429			14,583			15,622
C000025809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,966				10,799			11,242			11,676				12,242			13,992			12,389			13,166			14,262			15,240
C000025810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,387				11,125			12,376			12,531				12,522			17,675			14,843			16,860			19,434			21,180
C000025811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,364				11,069			12,284			12,407				12,367			17,413			14,587			16,527			19,003			20,659
C000025812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,804				10,978			11,711			12,120				12,588			15,362			13,417			14,682			16,320			17,642
C000025813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,779				10,923			11,623			12,000				12,431			15,133			13,184			14,391			15,957			17,207
C000025814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,564				11,071			12,090			12,339				12,456			16,489			14,213			16,005			18,126			19,644
C000025815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,540				11,016			11,999			12,217				12,302			16,244			13,967			15,689			17,723			19,160
C000025816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,367				12,185			13,909			15,336				16,463			23,143			20,668			24,687			30,708			35,313
C000025817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,341				12,124			13,805			15,184				16,258			22,798			20,310			24,199			30,025			34,441
C000025818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,321				11,306			11,573			12,557				12,740			15,427			13,471			14,391			16,136			18,454
C000025819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,295				11,249			11,487			12,432				12,582			15,198			13,238			14,107			15,777			17,998
C000025820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,632				10,646			10,568			11,388				12,301			12,438			10,973			10,841			11,184			11,828
C000025821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,606				10,593			10,489			11,275				12,148			12,252			10,783			10,626			10,934			11,535
C000025822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,377				10,302			10,226			10,769				11,387			11,345			10,423			10,204			10,408			11,136
C000025823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,351				10,251			10,150			10,662				11,246			11,177			10,243			10,002			10,177			10,861
C000025824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,001				10,012			10,100			10,285				10,389			10,390			10,400			10,754			11,314			11,821
C000025826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,310				11,447			11,795			12,655				12,629			14,451			13,010			14,148			15,521			16,741
C000025827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,284				11,390			11,707			12,529				12,472			14,236			12,785			13,868			15,176			16,328
C000025828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,006				11,322			12,959			12,618				13,401			18,392			13,761			14,732			15,767			16,520
C000025829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,982				11,268			12,864			12,494				13,236			18,121			13,524			14,442			15,418			16,114
C000099347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,973				10,692			10,819			11,263				11,495			12,425			11,468			12,014			13,153			14,369
C000099348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,948				10,640			10,739			11,151				11,353			12,241			11,270			11,776			12,861			14,015
C000104621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			8,562				10,700			11,448			11,150				11,214			16,600			11,544			10,940			12,494			14,347
C000104622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			8,540				10,645			11,362			11,038				11,074			16,352			11,343			10,722			12,215			13,991
C000104623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,160				11,270			13,457			13,571				14,306			21,907			15,953			18,126			19,283			20,419
C000104624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,137				11,214			13,357			13,436				14,128			21,581			15,676			17,767			18,854			19,914
C000104625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			8,739				8,166			9,592			7,757				6,520			10,771			13,960			15,678			17,793			16,425
C000104627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,956				11,334			12,770			14,049				15,248			18,987			16,994			18,727			21,907			24,723
C000104628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,931				11,277			12,674			13,909				15,058			18,705			16,699			18,356			21,419			24,113
C000104630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,982				10,613			11,347			12,705				11,838			14,023			15,908			16,395			18,689			22,879
C000104629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,957				10,561			11,264			12,580				11,693			13,815			15,634			16,072			18,276			22,317
C000104631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,094				11,891			13,032			13,737				12,133			17,917			16,834			20,162			24,825			26,802
C000104632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,069				11,832			12,934			13,600				11,982			17,650			16,541			19,762			24,273			26,140
C000104633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			10,283				10,357			10,537			10,992				11,905			12,757			12,057			11,886			12,277			13,093
C000104634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			10,258				10,307			10,459			10,884				11,758			12,568			11,847			11,650			12,004			12,769
C000154685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			8,514				9,260			10,481			9,102				6,623			7,970			7,988			8,102			8,240			9,874
C000154686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			8,495				9,217			10,406			9,014				6,543			7,854			7,852			7,945			8,059			9,634
C000166826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value		$ 10,000								$ 12,291		$ 14,704			$ 12,876				$ 11,219				$ 17,478		$ 13,524				$ 14,727		$ 16,640			$ 17,497
C000166827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value		10,000								12,259		14,628			12,777				11,105				17,258		13,320				14,469		16,308			17,105
C000204554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value				10,000			9,085				9,191			8,937			9,158				9,292			10,068			8,953			9,505			10,273			10,933
C000204555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value				10,000			9,087				9,168			8,892			9,089				9,200			9,944			8,820			9,340			10,070			10,690
C000255924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value	$ 10,000				$ 10,292
C000255923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value	10,000				10,283
C000255926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value	10,000				10,359
C000255925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value	10,000				10,351
C000255928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Initial Class Shares
Accumulated Value	10,000				11,250
C000255927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Service Class Shares
Accumulated Value	10,000				11,241
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500®Index
Accumulated Value	10,000			10,000			10,399				12,260			14,023			15,483				16,645			23,436			20,948			25,053			31,204			35,936
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000	10,000			10,600				10,567			10,525			11,353				12,345			12,304			11,038			10,934			11,222			11,904
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 5-10 Year Taxable Municipal Bond Index
Accumulated Value				10,000			10,893				10,795			10,917			11,938				12,859			13,263			11,877			11,880			12,495			13,395
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Intermediate Core Bond Category Average
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. High Yield Constrained Index
Accumulated Value				10,000			10,174				11,470			11,761			12,653				12,505			14,455			12,625			13,745			15,183			16,737
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar High Yield Bond Category Average
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. TIPS Index
Accumulated Value				10,000			10,435				10,370			10,589			11,101				12,020			12,803			12,145			11,976			12,300			13,018
Morningstar Inflation Protected Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Inflation-Protected Bond Category Average
Average Lipper Variable Products U S Government Money Market Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Average Lipper Variable Products U.S. Government Money Market Portfolio
Accumulated Value				10,000			10,000				10,011			10,089			10,264				10,363			10,363			10,370			10,701			11,236			11,770
Morningstar Prime Money Market Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Prime Money Market Category Average
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Multisector Bond Category Average
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000®Index
Accumulated Value	10,000	10,000		10,000			10,214				12,104			13,893			15,141				16,130			23,253			20,029			23,825			29,335			33,822
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE® Index (Net)
Accumulated Value				10,000			8,984				10,804			11,544			11,668				11,069			14,650			12,047			14,308			15,959			18,788
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Moderate Allocation Composite Index
Accumulated Value				10,000			10,281				11,378			12,204			13,229				14,099			17,189			15,237			16,936			19,229			21,543
Morningstar Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Moderate Allocation Category Average
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Accumulated Value				10,000			9,722				11,491			12,765			13,573				13,959			19,409			16,626			19,704			23,683			27,533
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE Global Core Infrastructure 50/50 Index (Net)
Accumulated Value				10,000			10,883				11,959			12,288			14,189				13,051			15,466			15,914			15,815			16,501			19,312
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Infrastructure Category Average
Morningstar Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Moderately Aggressive Allocation Category Average
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar LSTA US Leveraged Loan Index
Accumulated Value				10,000			10,094				10,843			11,316			11,765				11,531			12,874			12,516			13,856			15,396			16,518
Morningstar Bank Loan Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Bank Loan Category Average
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Equity Allocation Composite Index
Accumulated Value				10,000				$ 10,030			11,891			13,375			14,454			$ 15,069				20,903			18,309			21,883			26,528			30,762
Morningstar Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Aggressive Allocation Category Average
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Conservative Allocation Composite Index
Accumulated Value				10,000			10,395				11,113			11,633			12,605				13,547			15,460			13,770			14,742			16,189			17,817
Morningstar Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Moderately Conservative Allocation Category Average
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
Accumulated Value				10,000			10,433				10,411			10,351			11,068				11,856			11,879			11,014			11,003			11,465			12,237
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Balanced Composite Index
Accumulated Value				10,000			10,369				11,309			11,746			12,720				12,463			15,558			14,504			15,533			17,021			18,904
U S Equity Yield Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Equity Yield Composite Index
Accumulated Value				10,000			11,465				12,636			13,809			15,632				15,200			19,099			18,634			19,787			22,282			24,704
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index (Net)
Accumulated Value				10,000			8,794				10,883			11,775			11,918				11,514			16,223			12,121			12,333			13,881			16,003
Morningstar Diversified Emerging Markets Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Diversified Emerging Markets Category Average
MSCI USA IMI Utilities 25 50 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA IMI Utilities 25/50 Index (Gross)
Accumulated Value				10,000			13,177				13,598			14,261			16,876				16,223			18,783			21,252			20,514			22,096			27,211
Morningstar Utilities Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Utilities Category Average
S And P Balanced Equity and Bond Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Balanced Equity and Bond Conservative Index
Accumulated Value				10,000			10,839				10,976			11,209			12,361				13,798			14,600			13,076			13,365			14,177			15,384
Barclay Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Barclay Hedge Fund Index
Accumulated Value				10,000			9,744				10,719			11,394			11,514				11,575			14,379			13,153			13,937			15,395			16,858
NYLI Hedge Multi Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NYLI Hedge Multi-Strategy Index
Accumulated Value				10,000			10,042				10,272			10,659			10,930				11,175			12,211			10,922			11,682			12,692			13,676
Morningstar Multistrategy Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Multistrategy Category Average
Janus Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Janus Balanced Composite Index
Accumulated Value				10,000			10,515				11,504			12,378			13,585				14,761			17,849			16,026			17,662			20,190			22,561
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Convertible Index
Accumulated Value			$ 10,000	10,000			9,554				11,158			12,495			13,485				15,554			22,669			17,994			19,901			21,132			24,502
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Convertibles Category Average
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Global Natural Resources Index
Accumulated Value				10,000			9,114				10,513			13,115			12,588				10,479			15,650			16,111			17,461			18,824			19,055
Morningstar Natural Resources Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Natural Resources Category Average
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000®Index
Accumulated Value		$ 10,000								$ 12,623		$ 14,841			$ 14,350				$ 13,399				$ 21,710		$ 16,240				$ 18,238		$ 20,072			$ 21,614
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Blend Category Average
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000®Index
Accumulated Value				10,000			10,293				12,149			13,916			15,310				16,455			23,543			20,474			24,438			30,274			35,016
NYSE Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						NYSE® Technology Index
Accumulated Value	$ 10,000				$ 11,649
Morningstar Technology Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Technology Category Average
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Blended Benchmark Index
Accumulated Value				10,000			10,092				11,148			11,867			12,737				13,468			16,445			14,384			15,906			17,966			20,160
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Moderate Allocation Category Average
Morningstar Small Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Small Blend Category Average
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Growth Allocation Composite Index
Accumulated Value				10,000			10,159				11,638			12,785			13,846				14,609			19,007			16,755			19,320			22,670			25,844
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Value Category Average
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap®Index
Accumulated Value				10,000			10,056				11,713			13,157			14,187				13,869			20,776			17,182			19,746			22,289			25,678
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400®Index
Accumulated Value				10,000			10,133				12,014			13,637			13,822				12,897			19,763			16,870			19,840			22,533			24,230
Morningstar Mid Cap Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Mid-Cap Blend Category Average
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Accumulated Value				10,000			10,286				11,884			12,688			13,762				12,546			18,026			16,797			18,735			21,181			24,084
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
Accumulated Value				10,000			10,302				12,406			15,199			16,956				20,904			29,787			24,195			30,754			41,051			48,118
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Large Growth Category Average
Morningstar Foreign Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Foreign Large Growth Category Average
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Growth Index
Accumulated Value				$ 10,000			$ 8,925				$ 11,103			$ 13,530			$ 13,464				$ 13,932			$ 21,087			$ 14,038			$ 16,639			$ 18,159			$ 19,926
Morningstar Small Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Small Growth Category Average